Inventories, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Notes To Financial Statements [Abstract]
Inventory, Raw Materials	$ 94,321	$ 83,009
Inventory, Work in Process	35,643	30,694
Inventory, Finished Goods	151,381	131,051
Inventory, LIFO Reserve	(16,937)	(16,757)
Inventory Valuation Reserves	(16,149)	(19,754)	$ (19,639)	$ (17,854)
Inventories, net	$ 248,259	$ 208,243